20. Mileage program	12 Months Ended
Dec. 31, 2017
Mileage Program
Mileage program

As of December 31, 2017, the balance of Smiles loyalty program deferred revenue was R$765,114 (R$781,707  as of December 31, 2016) and R$188,204 (R$219,325 as of December 31, 2016) classified in current and noncurrent liabilities, respectively.